Related party transactions - Archer Transactions (Details) $ / shares in Units, € in Millions, £ in Millions							3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Apr. 25, 2017 USD ($) $ / shares	May 26, 2016	Mar. 06, 2015 USD ($)	Feb. 05, 2014 GBP (£)	Dec. 20, 2012	Sep. 30, 2016 USD ($)	[3]	Jun. 30, 2016 USD ($)	[3]	Mar. 31, 2016 USD ($)	[3]	Jun. 30, 2016 USD ($) [3]	Sep. 30, 2016 USD ($) [3]	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Apr. 27, 2017 $ / shares	Apr. 24, 2017 USD ($)	Apr. 20, 2017	Dec. 31, 2016 NOK	May 27, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Jul. 14, 2014 USD ($)	Dec. 09, 2013 EUR (€)	Jul. 31, 2013 USD ($)	Mar. 07, 2013 USD ($)
Related Party Transaction [Line Items]
Receivable from shipyard	[1]														$ 0	$ 199,000,000
Investment income, net	[2]						$ 17,000,000		$ 16,000,000		$ 20,000,000		$ 36,000,000	$ 53,000,000	66,000,000	67,000,000	[3]	$ 63,000,000
Maximum potential future payment															5,680,000,000	5,906,000,000
Revenues related party															$ 100,000,000	$ 119,000,000		$ 97,000,000
Archer
Related Party Transaction [Line Items]
Ownership interest (as percent)															39.72%	39.90%		39.90%				39.72%		39.90%
Subsequent Event | Archer
Related Party Transaction [Line Items]
Ownership interest (as percent)																					16.30%
Performance Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment	[4],[5],[6]														$ 1,403,000,000	$ 1,530,000,000
Affiliated Entity | Metrogas
Related Party Transaction [Line Items]
Subordinated loan from related party				$ 50,000,000												$ 50,000,000
Payments to acquire loans receivable				51,000,000
Accrued commitment fee and interest				$ 1,000,000
Interest rate on related party debt (as percent)				7.50%		7.75%
Commitment fee (as a percent)				1.00%
Net amount															0
Equity Method Investee | Archer
Related Party Transaction [Line Items]
Subordinated loan															43,000,000
Equity Method Investee | Archer
Related Party Transaction [Line Items]
Subordinated loan from related party															48,000,000
Interest rate on related party debt (as percent)			10.00%
Net amount															27,000,000
Ownership interest (as percent)																39.89%								39.89%
Receivable from shipyard																							$ 75,000,000
Common stock threshold value for transition to equity method															0
Investment income, net															$ 8,000,000	$ 3,000,000		$ 0
Maximum potential future payment																		250,000,000										$ 100,000,000
Guarantee fee percentage (as percent)															1.25%							1.25%
Notes receivable															$ 149,000,000
SG&A expenses from transactions with related party															1,000,000	4,000,000		4,000,000
Equity Method Investee | Archer | Guarantee Fees Reimbursed
Related Party Transaction [Line Items]
Revenues related party															3,900,000	3,600,000		$ 3,700,000.0
Equity Method Investee | Archer | Subordinated Loan to Related Party | Subsequent Event
Related Party Transaction [Line Items]
Notes receivable																				$ 146,000,000
Equity Method Investee | Archer | Subordinated Convertible Loan to Related Party | Subsequent Event
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)		5.50%
Receivable from shipyard		$ 45,000,000
Conversion price (in USD per share) | $ / shares		$ 2.083																	$ 2.083
Conversion price percentage above subscription price in private placement (as percent)		75.00%
Equity Method Investee | Archer | Financial Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment															278,000,000									€ 48.4	$ 20,000,000	€ 48.4
Guarantee fee percentage (as percent)																									1.25%	1.25%	1.25%
Maximum additional potential future payment																											$ 100,000,000
Cash payment proposed for restructure of liability															28,000,000
Equity Method Investee | Archer | Financial Guarantee | Subsequent Event
Related Party Transaction [Line Items]
Amount extinguished		$ 253,000,000
Cash payment proposed for restructure of liability		$ 25,000,000
Equity Method Investee | Archer | Performance Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment															8,000,000							NOK 66,000,000
Equity Method Investee | Archer | Property Lease Guarantee
Related Party Transaction [Line Items]
Maximum potential future payment | £					£ 10
Guarantee period					10 years
Guarantee outstanding															$ 10,000,000	$ 14,000,000

[1]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017 and has been reclassified to current assets. For details on the arbitration process and subsequent settlement, please see Note 5 "(Loss)/gain on disposals" for more information
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2015: $8 million). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $253 million and EUR 24 million ($25 million) (2015: $268 million and EUR 33 million ($36 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 8 million ($10 million) (2015: GBP 9 million ($14 million)). As of December 31, 2016 the Company recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein. Please also refer to "Note 38 – Subsequent Events" for the agreement we reached on April 25. 2017 to extinguish certain of the guarantees provided on behalf of Archer.
[5]	Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2015: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2015: $81 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.
[6]	Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $185 million (2015: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $621 million (2015: $698 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.4 million (2015: $86 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.